Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
12.	RELATED PARTY TRANSACTIONS

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship with the Group
a	Soon Huat Lim	Founder, Chairman of Board of Directors, Chief Executive Officer
b	Poh Kiong Tan	Chief Technology Officer and Director
c	Cong Ty Tnhh Trident Digital Tech	100% equity interests owned by Poh Kiong Tan
d	Trident Aliska Digital Tech Ghana Ltd	50% equity interests owned by the Company

Amounts due from a related party

	As of June 30,	As of December 31,
	2026	2025
Trident Aliska Digital Tech Ghana Ltd (1)	$586,020	$-
	$586,020	$-

Amounts due to related parties

Amounts due to related parties consisted of the following for the periods indicated:

	As of June 30,	As of December 31,
	2026	2025
Cong Ty Tnhh Trident Digital Tech (2)	$48,434	$46,976
	$48,434	$46,976

Amounts due to related parties, non-current

Amounts due to related parties consisted of the following for the periods indicated:

	As of June 30,	As of December 31,
	2026	2025
Soon Huat Lim (3)	$9,893,301	$5,927,012
Poh Kiong Tan (4)	124,717	125,512
	$10,018,018	$6,052,524

(1)	Trident Aliska Digital Tech Ghana Ltd was incorporated on December 15, 2025 in Accra, Ghana, which is 50% held by the Company. It is a private limited company engaged in information communication technology, including software and application development, technology development services, and technology-related investment and services. The balance represented a payment made on behalf of this related party of $905,037, less the share of loss from equity method investment of $319,017.

(2)	The balance represented service payable to this related party, and the maturity date was December 31, 2026.

(3)	The remaining balance represented loan from this related party for the Group’s daily operation at nil interest rate and a maturity date of December 31, 2027. On June 30, 2026, the Company entered into a share subscription agreement with Mr. Soon Huat Lim, to convert approximately $8.0 million of outstanding indebtedness into 901,408,450 restricted Class B Ordinary Shares at a conversion price of $0.008875 per share.

(4)	The balance represented loan from this related party for the Group’s daily operation at nil interest, and expense paid on behalf of the Group, with a maturity date of December 31, 2027.

Guarantee

On July 20, 2025, Mr. Soon Huat Lim provided guarantee for the loan of the Group from Firmus Tactical Opportunities Fund. The loan facility is up to $1,477,564 (SGD1,900,000) and the Group drew $1,135,925 (SGD1,470,000) under the facility.

Related parties transactions

	For the six months ended June 30,
	2026	2025
Nature:
Poh Kiong Tan
Loan from related parties	$-	$22,663
Repayment of loan from related party	-	6,043

Soon Huat Lim
Loan from related party	$6,583,816	$4,215,265
Repayment of loan from related party	2,521,852	4,559
Expenses paid on behalf of the Group	6,211	-

Cong Ty Tnhh Trident Digital Tech
Research and development services provided to the Company	$254,416	$200,055
Maintenance services provided to the Company	71,661	66,012

Trident Aliska Digital Tech Ghana Ltd
Payment made on behalf of a related party	$916,770	$-